Long-term debt - Additional Information (Details)					12 Months Ended
	Jun. 11, 2020 USD ($)	May 24, 2018 USD ($)	May 27, 2008 USD ($) tranche	Jun. 27, 2005 USD ($) tranche	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2011 USD ($)
Debt Instrument [Line Items]
Long-term debt					$ 172,289,000	$ 171,876,000
Interest costs capitalized					0	$ 0	$ 0
Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Face amount			$ 78,000,000	$ 150,000,000
Number of tranches | tranche			2	2
Long-term debt					$ 172,289,000
Subordinated Lower Tier II Debt | Series A Notes Due 2015
Debt Instrument [Line Items]
Face amount				$ 90,000,000
Subordinated Lower Tier II Debt | Series B Notes Due 2020
Debt Instrument [Line Items]
Face amount				$ 60,000,000
Fixed interest rate				5.11%				5.11%
Repurchased face amount								$ 15,000,000
Long-term debt								$ 45,000,000
Repayments of debt	$ 45,000,000
Subordinated Lower Tier II Debt | Series B Notes Due 2020 | 10-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate				1.10%
Subordinated Lower Tier II Debt | Series A Notes Due 2018
Debt Instrument [Line Items]
Face amount			$ 53,000,000
Subordinated Lower Tier II Debt | Series B Notes Due 2023
Debt Instrument [Line Items]
Face amount			$ 25,000,000
Fixed interest rate			8.44%
Subordinated Lower Tier II Debt | Series B Notes Due 2023 | 10-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate			4.51%
Subordinated Lower Tier II Debt | Notes Redeemed in May 2008
Debt Instrument [Line Items]
Repayments of debt			$ 78,000,000
Subordinated Lower Tier II Debt | Notes Due 2028
Debt Instrument [Line Items]
Face amount		$ 75,000,000
Fixed interest rate		5.25%			5.25%
Payments of debt issuance costs		$ 1,800,000
Subordinated Lower Tier II Debt | Notes Due 2028 | 10-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate		2.27%
Subordinated Lower Tier II Debt | Series B Notes Due 2018
Debt Instrument [Line Items]
Repayments of debt		$ 47,000,000
Subordinated Lower Tier II Debt | Notes Due 2030
Debt Instrument [Line Items]
Face amount	$ 100,000,000
Fixed interest rate	5.25%				5.25%
Payments of debt issuance costs	$ 2,300,000
Subordinated Lower Tier II Debt | Notes Due 2030 | 10-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate	4.43%